Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Schedule of Investments in Nonconsolidated Affiliates [Table Text Block]
(In thousands)	ARN	All Others	Total
Balance at December 31, 2010	$342,785	$14,966	$357,751
Cash advances (repayments)	-	(929)	(929)
Dispositions of investments, net	-	(6,316)	(6,316)
Equity in earnings	20,958	6,000	26,958
Foreign currency transaction adjustment	(153)	-	(153)
Foreign currency translation adjustment	(1,125)	290	(835)
Distributions received	(15,088)	(1,701)	(16,789)
Other	-	-	-
Balance at December 31, 2011	$347,377	$12,310	$359,687
Cash advances (repayments)	(8,758)	3,082	(5,676)
Acquisitions of investments, net	-	2,704	2,704
Equity in earnings (loss)	18,621	(64)	18,557
Foreign currency transaction adjustment	(1,189)	-	(1,189)
Foreign currency translation adjustment	8,085	(10)	8,075
Distributions received	(11,074)	(642)	(11,716)
Other	-	470	470
Balance at December 31, 2012	$353,062	$17,850	$370,912